VESSEL DISPOSITIONS - DIAMOND S SHIPPING INC. AND SUBSIDIARIES	9 Months Ended
Sep. 30, 2019
Diamond S Shipping
VESSEL DISPOSITIONS

6.           VESSEL DISPOSITIONS

In August 2019, the Board of Directors approved selling the Atlantic Aquarius and Atlantic Leo, both 2009-built MR vessels. The Company reached an agreement to sell the Atlantic Aquarius and Atlantic Leo for $31.8 million in aggregate gross proceeds. In September 2019, the Company delivered the vessels to the buyer and repaid debt on the $460 Facility, as defined in Note 9 below, of $20.4 million. The loss on sale of the vessels was $18.3 million, which was recorded to the condensed consolidated statement of operations for the three and nine months ended September 30, 2019.